NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

30.  NON-CONTROLLING INTERESTS

As at December 31, 2025, the non-controlling interests (“NCI”) of the State of Côte d’Ivoire, which represents a 10% interest in Sango, totaled $58.3 million. The income attributable to the NCI for the year ended December 31, 2025, totaling $19.1 million, is based on net income for Séguéla.

On March 14, 2025, the Company agreed to increase the State of Burkina Faso’s equity interest in Sanu from 10% to 15% in response to provisions of the 2024 Mining Code, and on May 12, 2025, issued shares for an additional 5% equity interest, with a carrying value of $7.3 million, to the State of Burkina Faso. On April 16, 2025, Sanu paid a dividend to the State of Burkina Faso of $11.5 million based on a 15% ownership interest, consistent with the agreement reached on March 14, 2025. On May 12, 2025, immediately prior to the sale of the Sanu Entities, the NCI of the State of Burkina Faso totaled $10.3 million. The income attributable to the NCI for the year ended December 31, 2025, totaling $4.5 million is based on net income for Yaramoko.

Summarized statement of financial position
Séguéla
As at December 31, 2025	$
Non-controlling interests percentage	10%
Current assets	166,933
Non-current assets	425,977
Current liabilities	(159,426)
Non-current liabilities	(144,459)
Net assets	289,025

Non-controlling interests	58,284

Summarized income statement
Séguéla
For the year ended December 31, 2025	$
Revenue	525,777
Net income and comprehensive income	244,705

Summarized cash flows
Séguéla
For the year ended December 31, 2025	$
Cash flows provided by operating activities	309,210
Cash flows used in investing activities	(80,961)
Cash flows used in financing activities	(146,241)